BASIC AND DILUTED (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED (LOSS) INCOME PER SHARE
BASIC AND DILUTED (LOSS) INCOME PER SHARE

20. BASIC AND DILUTED (LOSS) INCOME PER SHARE

Basic and diluted (loss) income per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Numerator for basic loss per share:
Loss attributable to ordinary shareholders	(12,073)	(45,389)	(1,243)
Cumulative dividends on Series A convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series B convertible redeemable preferred shares	—	—	—
Cumulative dividends on Series C convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares	—	—	—
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares	—	—	—
Numerator for diluted loss per share	(12,073)	(45,389)	(1,243)
Denominator:
Weighted average number of ordinary shares outstanding—basic	143,253,450	156,505,076	161,989,097
Dilutive effect of convertible securities:
Warrants	—	—	—
Convertible redeemable preferred shares	—	—	—
Share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	143,253,450	156,505,076	161,989,097
(Loss) income per share—basic and diluted	(0.08)	(0.29)	(0.01)
From continuing operations	(0.11)	(0.29)	(0.03)
From discontinued operations	0.03	(0.00)	0.02

The Group had securities outstanding which could potentially dilute basic loss per share in the future, but these securities were excluded from the computation of diluted loss per share in the years ended December 31, 2010, 2011 and 2012, as their effects would have been anti-dilutive. Such outstanding securities consist of warrants and share options in 2010, 2011 and 2012 and convertible redeemable preferred shares in 2010.